Operating segments	12 Months Ended
Dec. 31, 2023
Operating segments
Operating segments
7.	Operating segments

The Chief executive officer (CEO) of the Group is considered as the chief operating decision maker of the Group (CODM). In reviewing the operational performance of the Group and allocating resources, the CODM reviews selected items of each segment’s consolidated statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered their responsibilities as well as the following factors:

-	The CEO determines compensation of other executive officers while the Group’s board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the Board of directors (BOD);
-	The CEO is actively involved in the operations of the Group and regularly chairs meetings on key projects of the Group; and
-	The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data.

The financial data is presented on a combined basis for all key subsidiaries and associates representing the segment net revenue, segment profit before tax and segment net profit, which are the metrics the Group uses to measure the performance of its operating segments. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct revenue-related costs. The Group does not monitor balances of assets and liabilities by segment as the CODM considers they have no impact on decision-making.

7.	Operating segments (continued)

The Group has identified its operating segments based on the types of products and services the Group offers. The CODM reviews segment net revenue, segment profit before tax and segment net profit separately for each reportable segment.

-	Payment Services (PS) is the operating segment that generates revenue through operations of the payment processing system offered to the Group’s customers through a diverse range of channels and interfaces.
-	Digital Marketing (DM) is the operating segment that generates revenue through providing context and media advertising management services, including platform services under subscription, social network presence, programmatic, CPA and mobile marketing type of services. After RealWeb acquisition in December 2022 (note 6), DM segment exceeds the quantitative thresholds, thus became reportable. Results of DM segment were previously presented in Corporate and Other category.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and are presented separately to the CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as share-based payments, the effect of disposal of subsidiaries and fair value adjustments, such as amortization and impairment, as well as non-recurring items that occur from time to time and are evaluated for adjustment as and when they occur. The tax effect of these adjustments is also excluded from management reporting.

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2023, as presented to the CODM are presented below:

	2023
	PS	DM	CO	Total
Segment net revenue	27,653	4,283	3,916	35,852
Segment profit/(loss) before tax	14,962	1,173	2,558	18,693
Segment net profit/(loss)	11,944	1,017	2,306	15,267

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2022, as presented to the CODM are presented below:

	2022
	PS	DM	CO	Total
Segment net revenue	30,103	815	3,219	34,137
Segment profit/(loss) before tax	20,036	116	(1,643)	18,509
Segment net profit/(loss)	15,799	128	(1,931)	13,996

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2021, as presented to the CODM are presented below:

	2021
	PS	DM	CO	Total
Segment net revenue	21,100	611	1,402	23,113
Segment profit/(loss) before tax	13,832	(23)	(1,097)	12,712
Segment net profit/(loss)	10,971	(47)	(1,330)	9,594

7.	Operating segments (continued)

Segment net revenue, as presented to the CODM, for the years ended December 31, 2021, 2022 and 2023 is calculated by subtracting cost of revenue from revenue as presented in the table below:

	2021	2022	2023
Revenue from continuing operations under IFRS	2,064	4,214	7,205
Cost of revenue from continuing operations	(1,076)	(2,690)	(4,355)
Revenue from discontinued operations (Note 6)	39,071	47,288	64,115
Cost of revenue from discontinuing operations (Note 6)	(16,946)	(14,675)	(31,113)
Total segments net revenue, as presented to CODM	23,113	34,137	35,852

A reconciliation of segment profit before tax as presented to the CODM to IFRS consolidated profit before tax of the Group, for the years ended December 31, 2021, 2022 and 2023 is presented below:

	2021	2022	2023
Consolidated profit/(loss) before tax from continuing operations under IFRS	8,230	(1,192)	2,647
Consolidated profit before tax from discontinued operations under IFRS (Note 6)	12,386	19,376	2,298
Gain on disposal of an associate	(8,177)	—	—
Fair value adjustments and their amortization	241	219	(253)
Gain on disposal of subsidiary	—	—	(407)
Impairment of non-current assets	24	47	14,408
Share-based payments	8	59	—
Total segment profit before tax, as presented to CODM	12,712	18,509	18,693

A reconciliation of segment net profit as presented to the CODM to IFRS consolidated net profit of the Group, for the years ended December 31, 2021, 2022 and 2023 is presented below:

	2021	2022	2023
Consolidated net profit/(loss) from continuing operations under IFRS	7,740	(1,736)	2,387
Consolidated net profit from discontinued operations under IFRS (Note 6)	9,796	15,491	689
Gain on disposal of an associate	(8,177)	—	—
Fair value adjustments and their amortization	241	219	(253)
Gain on disposal of subsidiary	—	—	(407)
Impairment of non-current assets	24	47	14,408
Share-based payments	8	59	—
Effect from taxation of the above items	(38)	(84)	(1,557)
Total segment net profit, as presented to CODM	9,594	13,996	15,267

7.Operating segments (continued)

Geographic information

Revenues from external customers from continuing and discontinued operations are presented below:

	2021	2022	2023
Continuing operations
CIS	1,647	2,401	3,054
EU	288	690	1,408
US and Canada	54	404	1,289
Other	75	719	1,454
Total revenue from continuing operations	2,064	4,214	7,205
Discontinued operations
Russia	36,988	45,765	58,602
Other	2,083	1,523	5,513
Total revenue from discontinued operations	39,071	47,288	64,115

Revenue is recognized according to merchants’ or consumers’ geographic place. The majority of the Group’s non-current assets are located in Russia and classified as assets held for sale as at December 31, 2023.

The Group had no any single external customer amounting to 10% or greater of the Group’s revenue for the years ended December 31, 2023 and December 31, 2022 (The Group had only one external customer where revenue exceeded 10% of the Group’s total 16.3% for the year ended December 31, 2021. This revenue was generated within the PS segment).

Disaggregated revenue information

Disaggregation of revenues from contracts with customers from continuing and discontinued operations are presented below:

	2023
	PS	DM	CO	Total
Payment processing fees	32,758	—	—	32,758
Cash and settlement service fees	3,021	—	26	3,047
Platform and marketing services related fees	126	22,418	—	22,544
Fees for guarantees issued	13	—	1,831	1,844
Other revenue	419	183	82	684
Total revenue from contracts with customers	36,337	22,601	1,939	60,877
Revenue from continuing operations				6,517
Revenue from discontinued operations (Note6)				54,360

	2022
	PS	DM	CO	Total
Payment processing fees	37,689	—	—	37,689
Cash and settlement service fees	1,299	—	79	1,378
Platform and marketing services related fees	119	1,936	—	2,055
Fees for guarantees issued	17	—	1,506	1,523
Other revenue	374	—	33	407
Total revenue from contracts with customers	39,498	1,936	1,618	43,052
Revenue from continuing operations				4,004
Revenue from discontinued operations (Note6)				39,048

7.	Operating segments (continued)

Disaggregated revenue information (continued)

	2021
	PS	DM	CO	Total
Payment processing fees	33,397	—	—	33,397
Cash and settlement service fees	114	—	386	500
Platform and marketing services related fees	145	813	—	958
Fees for guarantees issued	20	—	703	723
Other revenue	322	—	11	333
Total revenue from contracts with customers	33,998	813	1,100	35,911
Revenue from continuing operations				1,876
Revenue from discontinued operations (Note6)				34,035

Continuing operations consist primarily of the Payment Services segment